4. Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Details
Course curricula	$ 2,097,038	$ 2,072,238
Call center	1,321,950	927,455
Total	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$ 1,388,531	$ 1,236,996